Income tax expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense [Abstract]
Current income tax expense	₩ 1,115,724	₩ 896,755	₩ 726,384
Temporary differences	296,244	383,190	46,468
Income tax recognized in other comprehensive income	(142,844)	(11,600)	75,551
Income tax expenses	₩ 1,269,124	₩ 1,268,345	₩ 848,403